Property, Plant and Equipment, Net - Summary of Lease Expense Recognised in the Income Statement (Detail) ₩ in Millions	12 Months Ended
Dec. 31, 2019 KRW (₩)
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Interest on lease liabilities	₩ 35,483
Expenses related to short-term leases	41,974
Expenses related to leases of low-value assets	14,150
Total	₩ 91,607